Annual Total Returns - Class M	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
BNY Mellon Small Cap Multi-Strategy Fund
Prospectus [Line Items]
Annual Return [Percent]	8.93%	9.32%	(18.37%)	11.34%	30.66%	26.20%	(11.52%)	18.45%	18.91%	(3.55%)
BNY Mellon International Fund
Prospectus [Line Items]
Annual Return [Percent]	1.61%	16.95%	(15.66%)	9.31%	7.17%	22.26%	(16.66%)	27.97%	(1.36%)	1.05%
BNY Mellon Emerging Markets Fund
Prospectus [Line Items]
Annual Return [Percent]	1.94%	9.34%	(21.56%)	5.40%	12.95%	21.95%	(19.34%)	42.59%	10.62%	(16.64%)
BNY Mellon Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	1.08%	5.48%	(13.55%)	(1.50%)	7.86%	8.82%	(0.53%)	3.91%	2.53%	0.70%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	1.08%	5.81%	(6.90%)	0.90%	4.15%	7.00%	0.80%	4.08%	(0.44%)	2.37%
BNY Mellon Asset Allocation Fund
Prospectus [Line Items]
Annual Return [Percent]	13.38%	14.60%	(15.73%)	16.03%	14.79%	20.22%	(7.02%)	17.14%	6.05%	(1.58%)